Significant Accounting Policies - Other Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Other Property, Plant and Equipment
Estimated useful lives	3 years
Maximum
Other Property, Plant and Equipment
Estimated useful lives	10 years